Note 18 - Other Operating Expenses (Details) - Other Operating Cost and Expenses By Component (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 18 - Other Operating Expenses (Details) - Other Operating Cost and Expenses By Component [Line Items]
Other Cost and Expense, Operating	$ 3,689,649	$ 3,644,116
Marketing [Member]
Note 18 - Other Operating Expenses (Details) - Other Operating Cost and Expenses By Component [Line Items]
Other Cost and Expense, Operating	185,738	183,467
Equipment Expense [Member]
Note 18 - Other Operating Expenses (Details) - Other Operating Cost and Expenses By Component [Line Items]
Other Cost and Expense, Operating	862,765	928,554
Telephone [Member]
Note 18 - Other Operating Expenses (Details) - Other Operating Cost and Expenses By Component [Line Items]
Other Cost and Expense, Operating	351,183	365,218
Regulatory, Professional and Other Consulting Fees [Member]
Note 18 - Other Operating Expenses (Details) - Other Operating Cost and Expenses By Component [Line Items]
Other Cost and Expense, Operating	726,556	931,339
Amortization of Intangible Assets [Member]
Note 18 - Other Operating Expenses (Details) - Other Operating Cost and Expenses By Component [Line Items]
Other Cost and Expense, Operating	267,967	210,154
Other Expenses [Member]
Note 18 - Other Operating Expenses (Details) - Other Operating Cost and Expenses By Component [Line Items]
Other Cost and Expense, Operating	$ 1,295,440	$ 1,025,156